OPERATING LEASES (Tables)	12 Months Ended
Dec. 31, 2021
Operating Leases
SCHEDULE OF OPERATING LEASE

Weighted-average remaining lease term as of December 31, 2021, and discount rate for its operating leases are as follows:

Weighted-average remaining lease term	27.4 months
Weighted-average discount rate	4.75%

SCHEDULE OF MATURITIES OF OPERATING LEASE LIABILITIES

The following table outlines maturities of operating lease liabilities as of December, 2021:

Year ending December 31	Leases for office/ server rooms/ Dormitory	Wall Space Leases
2022	$424,348	$3,024
2023	385,236	-
2024	170,903	-
Total lease payments	980,487	3,024
Less: Imputed interest	(87,006)	-
Present value of lease liabilities	$893,481	$3,024